SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restated consolidated statements of operations and comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	$ 333,342	$ 394,661	$ 186,387
Cost of revenue	$ (250,090)	$ (153,255)	(209,564)
Previously reported
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue			168,850
Cost of revenue			(192,027)
Adjustment | Sale of mining machines
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue			17,537
Cost of revenue			$ (17,537)